Retirement Benefits - Net Pension Expense (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term of the exercisable options	9 years 9 months 18 days
Exercisable options, aggregate intrinsic value (usd per share)	$ 0.08
Lilly's Stock-Based Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 26.0	$ 25.0	$ 20.4
Lilly's Stock-Based Compensation Program | PAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Fair value granted (usd per share)	$ 71.63	$ 73.54	$ 72.00
Number of shares issued (in shares)	39,771	69,144	20,329
Unrecognized compensation cost	$ 5.8
Weighted-average remaining requisite service period	12 months
Lilly's Stock-Based Compensation Program | SVAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Fair value granted (usd per share)	$ 49.38	$ 66.25	$ 48.68
Number of shares issued (in shares)	30,195	35,063	36,071
Unrecognized compensation cost	$ 3.5
Weighted-average remaining requisite service period	20 months
Lilly's Stock-Based Compensation Program | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Fair value granted (usd per share)	$ 70.95	$ 72.47	$ 71.46
Number of shares issued (in shares)	82,025	57,224	26,468
Unrecognized compensation cost	$ 12.5
Weighted-average remaining requisite service period	20 months
Elanco Stock Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 1.8
Related tax benefits	$ 0.4
Elanco Stock Compensation Plans | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Fair value granted (usd per share)	$ 31.09
Number of shares issued (in shares)	18,991
Unrecognized compensation cost	$ 3.9
Weighted-average remaining requisite service period	33 months
Number of shares granted (in shares)	158,007
Elanco Stock Compensation Plans | Stock Option Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercise price for stock option, percent	100.00%
Expiration period	10 years